October 3, 2002



VIA EDGAR TRANSMISSION
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:       COLI VUL-2 Series Account of
          Great-West Life & Annuity Insurance Company
          Certification Pursuant to Rule 497(j) under the Securities Act of 1933 File Nos. 333-70963 and 811-09201

Ladies and Gentlemen:

In lieu of filing the form of the prospectus supplement for COLI VUL-2 Series Account (the "Account") pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies:

(1) the form of the prospectus supplement that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in amendment no. 7 to the Account's registration statement on Form S-6, the most recent amendment to the Account's registration statement; and

(2) the text of amendment no. 7 to the Account's registration statement on Form S-6, the most recent amendment to the Account's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on September 10, 2002.

If you should require any additional information regarding the foregoing, please do not hesitate to contact me at (800) 537-2033, ext. 3817.

COLI VUL-2 SERIES ACCOUNT

/s/ Beverly A. Byrne

Beverly A. Byrne
Vice President and Counsel
Great-West Life & Annuity Insurance Company